Risk Management and Fair Values - Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities (Details)	Mar. 31, 2026 USD ($)
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans	$ 877,904
Lease liability	380,260
Trade and other payables	873,941
Income tax payable	17,188
Related parties payables	984,368
Total	3,133,661
Within 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans	877,904
Lease liability	314,985
Trade and other payables	873,941
Income tax payable	17,188
Related parties payables	984,368
Total	3,068,386
Over 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans
Lease liability	65,275
Trade and other payables
Income tax payable
Related parties payables
Total	$ 65,275